UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-08346

MORGAN STANLEY EASTERN EUROPE FUND, INC.
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

Sara Furber 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-6963

Date of fiscal year end:	12/31

Date of reporting period:	9/30/10

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

2010 Third Quarter Report

September 30, 2010 (unaudited)

Portfolio of Investments

Morgan Stanley Eastern Europe Fund, Inc.

	Shares	Value (000)
Common Stocks (92.2%)
Czech Republic (4.3%)
Commercial Banks
Komercni Banka AS	11,100	$2,421

Diversified Telecommunication Services
Telefonica O2 Czech Republic AS	41,585	889
		3,310
Hungary (6.4%)
Oil, Gas & Consumable Fuels
MOL Hungarian Oil and Gas PLC (a)	20,648	2,170

Pharmaceuticals
Richter Gedeon Nyrt	11,915	2,763
		4,933
Poland (27.8%)
Beverages
Central European Distribution Corp. (a)(b)	68,531	1,530

Commercial Banks
Bank Pekao SA	25,254	1,494
Powszechna Kasa Oszczednosci Bank Polski SA (a)	341,537	5,175
		6,669
Diversified Telecommunication Services
Telekomunikacja Polska SA	398,987	2,468

Food & Staples Retailing
Eurocash SA	316,901	2,873
Jeronimo Martins SGPS SA	137,550	1,839
		4,712
Insurance
Powszechny Zaklad Ubezpieczen SA	15,956	2,250

Oil, Gas & Consumable Fuels
Polski Koncern Naftowy Orlen SA (a)	204,433	2,813

Textiles, Apparel & Luxury Goods
LPP SA	1,902	1,201
		21,643
Russia (53.7%)
Beverages
Synergy Co. (a)	73,498	2,883

Commercial Banks
Sberbank of Russian Federation	1,168,082	3,285

2010 Third Quarter Report

September 30, 2010 (unaudited)

Portfolio of Investments (cont’d)

Morgan Stanley Eastern Europe Fund, Inc.

	Shares	Value (000)
Electric Utilities
RusHydro	4,434,105	$227
RusHydro ADR (a)	7,557,953	387
		614
Food & Staples Retailing
DIXY Group OJSC (a)	277,802	2,924
Magnit OJSC GDR	113,761	2,867
X5 Retail Group NV GDR (a)	101,298	4,052
		9,843
Food Products
Wimm-Bill-Dann Foods OJSC ADR	120,900	2,735

Health Care Providers & Services
Protek (a)	380,700	768

Independent Power Producers & Energy Traders
OGK-4 OJSC (a)	10,698,537	937

Oil, Gas & Consumable Fuels
Gazprom OAO ADR	95,522	2,005
Lukoil OAO ADR	140,866	7,987
Rosneft Oil Co. GDR (a)	673,400	4,492
		14,484
Road & Rail
Globaltrans Investment PLC GDR	135,856	2,050

Specialty Retail
M Video OJSC	340,819	2,182

Wireless Telecommunication Services
Mobile Telesystems OJSC ADR	97,327	2,066
		41,847
Total Common Stocks (Cost $54,472)		71,733

Short-Term Investments (7.3%)
Securities held as Collateral on Loaned Securities (2.0%)
Investment Company (1.7%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (c)	1,396,758	1,397

2010 Third Quarter Report

September 30, 2010 (unaudited)

Portfolio of Investments (cont’d)

Morgan Stanley Eastern Europe Fund, Inc.

	Face Amount (000)	Value (000)
Repurchase Agreements (0.3%)
Bank of America Securities, LLC, (0.32%, dated 9/30/10, due 10/01/10; proceeds $92; fully collateralized by a U.S. Government Agency at the date of this Portfolio of Investments as follows: Federal National Mortgage Association; 4.50% due 9/01/40; valued at $94)	$92	$92
Barclays Capital, Inc., (0.25%, dated 9/30/10, due 10/01/10; proceeds $105; fully collateralized by a U.S. Treasury Security at the date of this Portfolio of Investments as follows: U.S. Treasury Bond; 8.50% due 2/15/20; valued at $107)	105	105
		197
Total Securities held as Collateral on Loaned Securities (Cost $1,594)		1,594

Investment Company (5.3%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (c)	4,138,551	4,139
Total Short-Term Investments (Cost $5,733)		5,733
Total Investments (99.5%) (Cost $60,205) Including $1,530 of Securities Loaned +		77,466
Other Assets in Excess of Liabilities (0.5%)		427
Net Assets (100.0%)		$77,893

(a)	Non-income producing security.
(b)

The value of loaned securities and related collateral outstanding at September 30, 2010 was approximately $1,530,000 and $1,594,000 respectively. The Fund received cash collateral of $1,594,000 which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class as reported in the Portfolio of Investments. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

(c)

The Fund invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class, (the “Liquidity Fund”), an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Fund with respect to assets invested by the Fund in the Liquidity Fund.

+

At September 30, 2010, the U.S. Federal income tax cost basis of investments was approximately $60,205,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $17,261,000 of which $20,795,000 related to appreciated securities and $3,534,000 related to depreciated securities.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt

2010 Third Quarter Report

September 30, 2010 (unaudited)

Portfolio of Investments (cont’d)

Morgan Stanley Eastern Europe Fund, Inc.

Foreign Currency Exchange Contracts Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

Counterparty	Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Net Unrealized Appreciation (Depreciation) (000)
Goldman Sachs International	HUF	45,298	$224	10/1/10	USD	222	$222	$(2)
Goldman Sachs International	USD	4	4	10/4/10	EUR	3	4	— @
Credit Suisse London Branch (GFX)	USD	45	45	10/1/10	EUR	33	45	— @
HSBC BankUSA	USD	325	325	10/1/10	PLN	951	327	2
			$598				$598	$ — @

@		Value is less than $500.
EUR	—	Euro
HUF	—	Hungarian Forint
PLN	—	Polish Zloty
USD	—	United States Dollar

2010 Third Quarter Report

September 30, 2010 (unaudited)

Portfolio of Investments

Morgan Stanley Eastern Europe Fund, Inc.

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2010. (See Notes to the Portfolio of Investments for further information regarding fair value measurement.)

Investment Type	Level 1 Quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Beverages	$1,530	$2,883	$—	$4,413
Commercial Banks	9,090	3,285	—	12,375
Diversified Telecommunication Services	3,357	—	—	3,357
Electric Utilities	—	614	—	614
Food & Staples Retailing	11,631	2,924	—	14,555
Food Products	2,735	—	—	2,735
Health Care Providers & Services	—	768	—	768
Independent Power Producers & Energy Traders	—	937	—	937
Insurance	2,250	—	—	2,250
Oil, Gas & Consumable Fuels	19,467	—	—	19,467
Pharmaceuticals	2,763	—	—	2,763
Road & Rail	2,050	—	—	2,050
Specialty Retail	—	2,182	—	2,182
Textiles, Apparel & Luxury Goods	1,201	—	—	1,201
Wireless Telecommunication Services	2,066	—	—	2,066
Total Common Stocks	58,140	13,593	—	71,733
Short-Term Investments
Investment Company	5,536	—	—	5,536
Repurchase Agreements	—	197	—	197
Total Short-Term Investments	5,536	197	—	5,733
Foreign Currency Exchange Contracts:	—	2	—	2
Total Assets	63,676	13,792	—	77,468

Liabilities:
Foreign Currency Exchange Contracts:	—	2	—	2
Total	$63,676	$13,790	$—	$77,466

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of September 30, 2010, securities with a total value of approximately $47,720,000 transferred from Level 2 to Level 1. At December 31, 2009, the fair market value of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification.

Notes to Portfolio of Investments (unaudited)

In accordance with FASB ASC 820 “Fair Value Measurements and Disclosure” (“ASC 820”) (formerly known as SFAS 157), fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

•                  Level 1 – quoted prices in active markets for identical securities

•                  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Security Valuation: Securities listed on a foreign exchange are valued at their closing price except as noted below. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at the mean between the current bid and asked prices obtained from reputable brokers. Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NASDAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Short-term debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, unless the Board of Directors (the “Directors”) determine such valuation does not reflect the securities’ market value, in which case these securities will be valued at their fair value as determined by the Directors.

All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Directors, although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

Most foreign markets close before the New York Stock Exchange (NYSE). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Directors.

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Eastern Europe Fund, Inc.

/s/ Sara Furber
Sara Furber
Principal Executive Officer
November 16, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Sara Furber
Sara Furber
Principal Executive Officer
November 16, 2010

/s/ Francis Smith
Francis Smith
Principal Financial Officer
November 16, 2010